Stockholders' Equity (Details) - Schedule of outstanding common stock warrants $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 1,147,547
Outstanding common stock warrants total exercise price	$ 829
Outstanding common stock warrants weighted average exercise price (in Dollars per share) | $ / shares	$ 0.72
Common Stock Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	Sep-16
Outstanding common stock warrants expiration date	Sep-21
Outstanding common stock warrants strike price (in Dollars per share) | $ / shares	$ 1.03
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 461,447
Outstanding common stock warrants total exercise price	$ 475
Placement Agent Warrants - Common Stock [Member]
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	Jun-18
Outstanding common stock warrants expiration date	Jun-23
Outstanding common stock warrants strike price (in Dollars per share) | $ / shares	$ 0.50
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 633,600
Outstanding common stock warrants total exercise price	$ 317
Placement Agent Warrants - Common Stock [Member]
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	Oct-18
Outstanding common stock warrants expiration date	Oct-23
Outstanding common stock warrants strike price (in Dollars per share) | $ / shares	$ 0.70
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 52,500
Outstanding common stock warrants total exercise price	$ 37